VANECK JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.7%
Australia: 18.3%
Alkane Resources Ltd. # * †	20,620,415	$17,760,246
Aurelia Metals Ltd. # * †	60,999,774	22,500,408
Australian Strategic Materials Ltd. # *	1	6
Bellevue Gold Ltd. # * †	37,331,599	26,927,255
Capricorn Metals Ltd. # *	16,763,407	51,566,718
Dacian Gold Ltd. # * †	44,967,473	7,456,753
De Grey Mining Ltd. # *	57,578,161	50,262,456
Evolution Mining Ltd. #	80,770,809	267,528,637
Firefinch Ltd. # *	58,712,417	45,593,062
Gold Road Resources Ltd. #	41,658,600	51,039,463
Perseus Mining Ltd. # †	54,358,989	80,132,837
Ramelius Resources Ltd. #	40,951,077	44,466,177
Red 5 Ltd. # * †	84,054,617	23,637,854
Regis Resources Ltd. #	33,654,877	53,503,679
Resolute Mining Ltd. # *	44,590,642	11,124,396
Silver Lake Resources Ltd. # *	39,035,764	63,339,477
Silver Mines Ltd. # * † ‡	67,766,798	11,986,504
St Barbara Ltd. # †	27,915,224	29,529,663
West African Resources Ltd. # *	40,702,956	38,287,488
Westgold Resources Ltd. #	13,392,384	19,473,283
		916,116,362
Brazil: 5.0%
Yamana Gold, Inc. (USD)	44,812,567	250,054,124
Burkina Faso: 1.3%
IAMGOLD Corp. (USD) * †	19,016,528	66,177,517
Canada: 50.3%
Alamos Gold, Inc. (USD)	15,829,443	133,283,910
Alexco Resource Corp. (USD) * †	7,248,276	11,234,828
Americas Gold & Silver Corp. (USD) * †	8,663,528	9,356,610
Argonaut Gold, Inc. * †	13,021,775	25,542,091
Arizona Metals Corp. * †	4,533,425	23,773,215
Artemis Gold, Inc. * †	5,330,823	30,302,104
Aya Gold & Silver, Inc. * †	4,502,825	32,156,598
B2Gold Corp. (USD)	38,797,263	178,079,437
Calibre Mining Corp. * †	15,520,491	18,514,496
Discovery Silver Corp. * †	11,669,419	17,097,023
Dundee Precious Metals, Inc.	6,508,560	38,872,629
Endeavour Silver Corp. (USD) *	7,872,507	36,607,158
Equinox Gold Corp. (USD) * †	12,204,904	100,934,556
First Majestic Silver Corp. (USD) †	10,914,809	143,638,886
Fortuna Silver Mines, Inc. (USD) * †	13,457,858	51,274,439
Galiano Gold, Inc. (USD) *	6,490,035	3,587,691
GCM Mining Corp. †	4,562,147	21,330,562
GoGold Resources, Inc. * †	12,981,868	30,452,643
Gold Royalty Corp. (USD) †	5,198,912	21,419,517
Gold Standard Ventures Corp. (USD) * †	12,037,473	5,296,488
GoldMining, Inc. (USD) * †	7,418,002	12,610,603
Great Panther Mining Ltd. (USD) * † ‡	23,488,719	5,895,669
i-80 Gold Corp. * †	5,905,019	16,262,972
Jaguar Mining, Inc. †	1,178,344	3,905,644
	Number of Shares	Value
Canada (continued)
K92 Mining, Inc. * †	8,286,156	$60,634,455
Karora Resources, Inc. *	6,466,015	32,924,107
Liberty Gold Corp. * †	11,192,090	8,333,248
Lundin Gold, Inc. *	4,407,232	36,872,483
MAG Silver Corp. (USD) * †	4,309,938	69,691,698
Marathon Gold Corp. * †	9,328,352	20,239,249
Maverix Metals, Inc. (USD) †	2,697,497	12,947,986
McEwen Mining, Inc. (USD) * †	20,375,888	17,150,385
Metalla Royalty & Streaming Ltd. (USD) * †	2,069,042	14,628,127
New Found Gold Corp. * †	2,756,864	16,752,410
New Gold, Inc. (USD) *	29,304,367	52,747,861
New Pacific Metals Corp. * †	4,412,118	14,058,868
Novagold Resources, Inc. (USD) *	10,478,626	80,999,779
Novo Resources Corp. * †	10,579,201	8,977,986
OceanaGold Corp. * †	29,183,723	64,720,318
Orla Mining Ltd. * †	7,277,201	34,840,608
Osisko Gold Royalties Ltd. (USD) †	5,326,555	70,257,261
Osisko Mining, Inc. * †	11,894,059	37,994,712
Pan American Silver Corp. (USD)	9,936,146	271,256,786
Prime Mining Corp. * †	4,256,388	11,961,028
Pure Gold Mining, Inc. * †	14,435,961	4,218,507
Sabina Gold & Silver Corp. * †	14,194,092	17,159,504
Sandstorm Gold Ltd. (USD) †	8,947,868	72,298,773
Seabridge Gold, Inc. (USD) * †	3,401,925	62,935,613
Silvercorp Metals, Inc. (USD) †	8,268,628	29,932,433
SilverCrest Metals, Inc. (USD) * †	6,799,983	60,587,849
Skeena Resources Ltd. * †	2,233,460	24,872,846
SSR Mining, Inc. (USD) †	8,578,579	186,584,093
Sulliden Mining Capital, Inc. * †	1,689,990	182,658
Torex Gold Resources, Inc. *	3,196,032	40,172,693
Victoria Gold Corp. * †	2,106,065	26,809,522
Wallbridge Mining Co. Ltd. * †	31,475,857	8,315,946
Wesdome Gold Mines Ltd. *	6,166,603	77,462,072
		2,520,951,633
China: 0.9%
Real Gold Mining Ltd. (HKD) *∞	19,287,400	2
Zhaojin Mining Industry Co. Ltd. (HKD) #	50,650,200	44,614,235
		44,614,237
Egypt: 1.1%
Centamin Plc (GBP) #	44,892,078	53,657,140
Indonesia: 4.5%
Bumi Resources Minerals Tbk PT # *	1,710,669,100	23,671,811
Merdeka Copper Gold Tbk PT # *	648,831,900	203,832,396
		227,504,207
Jersey, Channel Islands: 0.2%
Caledonia Mining Corp. Plc (USD) †	498,167	7,577,120
Kyrgyzstan: 1.5%
Centerra Gold, Inc. (CAD)	7,481,309	73,612,175

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VANECK JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Mexico: 1.6%
Industrias Penoles SAB de CV †	6,463,634	$81,448,530
Peru: 2.4%
Cia de Minas Buenaventura SAA (ADR) *	9,517,293	95,839,141
Hochschild Mining Plc (GBP) #	15,365,391	25,855,147
		121,694,288
South Africa: 2.4%
DRDGOLD Ltd. (ADR) †	2,267,726	21,248,593
Harmony Gold Mining Co. Ltd. (ADR) †	19,728,400	99,233,852
		120,482,445
Turkey: 2.0%
Eldorado Gold Corp. (USD) *	6,803,675	76,269,197
Koza Altin Isletmeleri AS # *	2,399,949	23,364,632
		99,633,829
United Kingdom: 4.2%
Endeavour Mining Plc #	7,038,275	175,156,860
Greatland Gold Plc # * † ‡	212,273,349	37,448,560
		212,605,420
	Number of Shares	Value
United States: 4.0%
Aura Minerals, Inc. (BRL) (BDR)	1,866,846	$17,659,009
Coeur Mining, Inc. *	9,026,337	40,167,200
Gatos Silver, Inc. * †	1,414,394	6,110,182
Gold Resource Corp.	4,353,930	9,752,803
Hecla Mining Co.	19,203,757	126,168,683
		199,857,877
Total Common Stocks
(Cost: $4,687,307,021)		4,995,986,904

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.5% (Cost: $123,632,709)
Money Market Fund: 2.5%
State Street Navigator Securities Lending Government Money Market Portfolio	123,632,709	123,632,709
Total Investments: 102.2%
(Cost: $4,810,939,730)		5,119,619,613
Liabilities in excess of other assets: (2.2)%		(111,295,092)
NET ASSETS: 100.0%		$5,008,324,521

Definitions:

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
BRL	Brazilian Real
CAD	Canadian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $155,194,698.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,503,717,143 which represents 30.0% of net assets.
*	Non-income producing
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Diversified Metals & Mining	6.5%	$317,470,288
Gold	73.9	3,684,061,591
Precious Metals & Minerals	3.1	156,847,164
Silver	16.5	837,607,861
	100.0%	$4,995,986,904
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